Summary of Significant Accounting Policies, Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Machinery, Equipment and Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives of assets	4 years
Machinery, Equipment and Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives of assets	7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives of assets	10 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives of assets	15 years
Billboards [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives of assets	15 years
Buildings and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives of assets	15 years